Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended			12 Months Ended
	May 05, 2020	Sep. 20, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2020
Accumulated deficit			$ (11,856,346)	$ (10,982,010)		$ (10,982,010)	$ (7,624,134)
Net loss			(874,336)		$ (750,832)	(3,357,876)	(3,765,047)
Net cash used in operating activities			(546,453)		$ (607,429)	(2,750,145)	(3,707,914)
Cash and cash equivalents			$ 142,277	$ 691,536		$ 691,536	$ 1,740,961
Potentially dilutive common shares			782,923		660,511	715,452	588,586
2018 Private Placement Transactions [Member]
Number of common shares to be issued			28,971	28,971
LOC Agreements [Member] | DKBK Enterprises, LLC [Member]
Revolving line of credit commitment		$ 700,000
LOC Agreements [Member] | DKBK Enterprises, LLC [Member] | Subsequent Event [Member]
Due to related party								$ 200,000
LOC Agreements [Member] | CorLyst, LLC [Member]
Revolving line of credit commitment		$ 700,000
Common stock beneficially owned, shares		1,073,050
Equity method investment, ownership percentage		19.60%
Two LOC Agreements [Member] | Lenders [Member]
Revolving line of credit commitment		$ 1,400,000
Line of credit, interest percentage		8.00%
Debt instrument, conversion terms		Under the LOC Agreements, all funds borrowed will bear an 8% annual interest rate. The Lenders have the right to convert all or any portion of the debt and interest into Processa common shares. Our Chief Executive Officer (CEO) is also the CEO and Managing Member of both Lenders. CorLyst directly holds 1,073,050 shares of Processa common stock, representing approximately 19.6% of the Company's outstanding shares of voting capital stock.
Paycheck Protection Program [Member] | Subsequent Event [Member]
Proceeds from notes payable	$ 162,459